Financial Investments - HSBC Holdings, Carrying amount of financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 2,880,751	$ 2,621,427
Debt securities
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	11,757	10,476
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	76,882	75,259
HSBC Holdings
Disclosure of financial assets [line items]
Financial assets	102,237	93,215
HSBC Holdings | Debt securities
Disclosure of financial assets [line items]
Financial assets	17,485	16,106
HSBC Holdings | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	17,485	16,106
HSBC Holdings | Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	10,941	10,081
HSBC Holdings | Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	$ 6,544	$ 6,025